Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Apr. 29, 2017	Apr. 30, 2016
Deferred tax assets:
Accrued liabilities	$ 110,029	$ 124,475
Inventory		3,844
Insurance liability	7,973	8,392
Loss and credit carryovers	31,221	31,100
Lease transactions	7,131	13,813
Pension and post-retirement healthcare	581	670
Stock-based compensation	3,182	1,918
Other	1,379	503
Gross deferred tax assets	161,496	184,715
Valuation allowance	(7,644)	(7,903)
Net deferred tax assets	153,852	176,812
Deferred tax liabilities:
Prepaid expenses	(4,670)	(5,678)
Goodwill and intangible asset amortization	(140,270)	(133,267)
Inventory	(2,608)
Investment in Barnes & Noble.com	(78,756)	(78,650)
Depreciation	(13,680)	(13,234)
Gross deferred tax liabilities	(239,984)	(230,829)
Net deferred tax liabilities	$ (86,132)	$ (54,017)